Note 11 - Segment Information (Tables)	12 Months Ended
Oct. 31, 2025
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Years ended October 31,
	2025	2024
Net sales	$73,038,213	$66,674,099
Cost of goods sold	50,439,277	48,469,327
Employee related expenses	15,156,256	14,540,632
Shipping expenses	1,951,899	1,565,897
Travel and entertainment expenses	690,327	610,097
Professional fees and expenses	761,950	581,837
Other (1)	4,488,836	4,282,596
Loss from operations	(450,332)	(3,376,287)
Other expense
Interest expense	(1,005,276)	(1,166,630)
Gain on insurance proceeds, net	—	304,307
Other income (expense)	31,051	49,101
Other expense, net	(974,225)	(813,222)
Loss before income taxes	(1,424,557)	(4,189,509)
Income tax expense	(30,297)	(20,702)
Net loss	$(1,454,854)	$(4,210,211)